Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Changes in Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the years ended December 31, 2024 and 2025 are as follows:
(i)
2024

(In millions of won)	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2024	~~W~~	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of January 1, 2024		—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of January 1, 2024		—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)
Book value as of January 1, 2024	~~W~~	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Additions		—	—	—	—	1,499,468	33,865	—	1,533,333
Depreciation (*3)		—	(444,982)	(3,424,197)	(80,195)	—	(68,445)	(305,354)	(4,323,173)
Disposals		(47,344)	(28,598)	(132,473)	(178)	—	—	(52,377)	(260,970)
Impairment loss (*4)		—	(28)	(58,660)	(1,275)	(27,000)	—	(7,249)	(94,212)
Others (*5)		873	948,851	4,186,807	42,191	(5,565,372)	—	385,812	(838)
Government grants received		—	—	(2,307)	—	—	—	—	(2,307)
Effect of movements in exchange rates		—	265,665	350,074	7,520	106,339	23,058	9,741	762,397
Classified as held for sale		—	(545,867)	(24,526)	(4,050)	(9,778)	(18,791)	(8,677)	(611,689)
Book value as of December 31, 2024	~~W~~	426,342	5,225,232	7,676,401	117,151	3,289,718	88,933	379,096	17,202,873
Acquisition cost as of December 31, 2024	~~W~~	426,342	10,529,816	53,029,839	925,048	3,581,525	225,250	1,570,421	70,288,241
Accumulated depreciation as of December 31, 2024	~~W~~	—	(4,813,622)	(43,403,177)	(793,522)	—	(129,395)	(1,161,523)	(50,301,239)
Accumulated impairment loss as of December 31, 2024	~~W~~	—	(490,962)	(1,950,261)	(14,375)	(291,807)	(6,922)	(29,802)	(2,784,129)

(*1) As of December 31, 2024, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and instruments.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

9.
Property, Plant and Equipment, Continued

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

(ii)
2025

(In millions of won)	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2025	~~W~~	426,342	10,529,816	53,029,839	925,048	3,581,525	225,250	1,570,421	70,288,241
Accumulated depreciation as of January 1, 2025		—	(4,813,622)	(43,403,177)	(793,522)	—	(129,395)	(1,161,523)	(50,301,239)
Accumulated impairment loss as of January 1, 2025		—	(490,962)	(1,950,261)	(14,375)	(291,807)	(6,922)	(29,802)	(2,784,129)
Book value as of January 1, 2025	~~W~~	426,342	5,225,232	7,676,401	117,151	3,289,718	88,933	379,096	17,202,873
Additions		—	—	—	—	1,230,814	59,797	—	1,290,611
Depreciation (*3)		—	(405,985)	(2,820,923)	(68,357)	—	(54,801)	(298,610)	(3,648,676)
Disposals		(12,559)	(38,691)	(79,455)	(230)	—	—	(35,999)	(166,934)
Reversal (Impairment loss) (*4)		—	(1)	(1,696)	23	(151,170)	—	(6,418)	(159,262)
Others (*5)		2,320	78,511	824,638	59,400	(1,278,851)	—	319,314	5,332
Government grants received		—	—	(1,041)	—	—	—	—	(1,041)
Effect of movements in exchange rates		—	(25,102)	(26,561)	(610)	(4,615)	5,819	(1,058)	(52,127)
Book value as of December 31, 2025	~~W~~	416,103	4,833,964	5,571,363	107,377	3,085,896	99,748	356,325	14,470,776
Acquisition cost as of December 31, 2025	~~W~~	416,103	10,241,886	52,909,959	898,593	3,527,370	242,844	1,706,196	69,942,951
Accumulated depreciation as of December 31, 2025	~~W~~	—	(4,917,449)	(45,387,667)	(777,017)	—	(136,546)	(1,317,039)	(52,535,718)
Accumulated impairment loss as of December 31, 2025	~~W~~	—	(490,473)	(1,950,929)	(14,199)	(441,474)	(6,550)	(32,832)	(2,936,457)

(*1) As of December 31, 2025, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and instruments.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.
Capitalized Borrowing Costs and Capitalization Rate
(b)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)	2023		2024	2025
Capitalized borrowing costs	~~W~~	258,168	41,826	13,962
Capitalization rate		5.18%	5.64%	4.57%